DERIVATIVE LIABILITIES (Details) - Warrant [Member] - USD ($)		12 Months Ended
	Jan. 31, 2023	Mar. 31, 2023
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Risk-free interest rate	3.63%	3.60%
Expected volatility	109.00%	108.00%
Expected life (in years)	5 years 6 months	5 years 4 months 2 days
Expected dividend yield	0.00%	0.00%
Warrant liability	$ 4,956,000	$ 3,092,000